DEBT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
DEBT

13.   DEBT

The following table summarizes the changes in debt:

	2024 Convertible Notes $	2019 Convertible Debentures $	Credit Facility $	Total $
Balance as at December 31, 2023	–	43,901	162,946	206,847
Proceeds from 2024 Convertible Notes	172,500	–	–	172,500
Drawdown	–	–	68,000	68,000
Transaction costs	(6,488)	–	–	(6,488)
Portion allocated to equity	(45,999)	–	–	(45,999)
Convertible debt conversions	–	(35,383)	–	(35,383)
Transaction costs allocated to equity	1,730	–	–	1,730
Amortization of discount and transaction costs	4,288	1,131	2,054	7,473
Extinguishment of debt	–	146	–	146
Payments	–	(9,795)	(233,000)	(242,795)
Balance as at December 31, 2024	126,031	–	–	126,031
Amortization of discount and transaction costs	8,379	–	–	8,379
Balance as at December 31, 2025	134,410	–	–	134,410
Non-current portion	134,410	–	–	134,410

(a) 2024 Convertible Notes

In June 2024, the Company issued $172.5 million aggregate principal amount of unsecured convertible senior notes (the “2024 Convertible Notes”) pursuant to an indenture (the “Indenture”), between the Company and Computershare Trust Company, N.A., as trustee, dated June 10, 2024. The 2024 Convertible Notes mature on June 30, 2029, and bear interest at 3.75% per annum, payable semi-annually in arrears on June 30 and December 31 of each year.

The 2024 Convertible Notes are convertible at the holder’s option into common shares of the Company at any time prior to maturity at a fixed conversion rate of 151.722 common shares per $1,000 principal amount, representing an initial conversion price of approximately $6.591 per share, subject to certain anti-dilution adjustments.

Prior to July 5, 2027, the Company may not redeem the notes except in the event of certain changes in Canadian tax law. On or after July 5, 2027, the Company may redeem all or part of the notes for cash if the Company’s share price exceeds 130% of the conversion price for a specified period. The redemption price is 100% of the principal amount plus accrued interest.

In the event of a "fundamental change" (defined as a change in control, significant merger/asset sale, or liquidation), the Company is required to offer to purchase the outstanding notes at 100% of the principal amount plus accrued interest.

The 2024 Convertible Notes are accounted for as a compound financial instrument. The liability component is accreted to the face value over the term to maturity using the effective interest method with an effective interest rate of 12.1%. The residual equity component, representing the conversion option, remains classified in equity.

There are no financial covenants associated with the 2024 Convertible Notes; however, the Company is required to confirm on an annual basis that it has complied with its obligations under the Indenture for the previous fiscal year. The Company has provided the Trustee with a certificate of compliance for the year ended December 31, 2025.

(b)2019 Convertible Debentures

In June 2024, the Company completed the early redemption of all issued and outstanding 4.65% senior subordinated unsecured convertible debentures (the “2019 Convertible Debentures”).

On the redemption date of the 2019 Convertible Debentures on July 10, 2024, an aggregate principal amount of $9.8 million was redeemed in cash. The remaining principal amount of $35.9 million was converted into 7,184,000 common shares of the Company at a conversion price of $5.00 per common share. In addition, accrued interest of $0.4 million was paid in cash.

(c)Credit Facilities

Effective October 31, 2024, the Company entered into a fifth amended and restated credit agreement (the “Amended Credit Facility”), with a syndicate of banks led by Scotiabank, Bank of Montreal, ING Capital LLC and National Bank of Canada. The Amended Credit Facility consists of a $150.0 million revolving credit facility and an uncommitted accordion option of up to $75.0 million. The facility has a four-year term, maturing in October 2028, with interest accruing at the applicable US base rate and the adjusted term SOFR rate, with margins between 1.25% and 2.25% for the base rate and 2.25% and 3.25% for SOFR.

The Company has pledged significant assets, including those of its principal operating subsidiaries, as collateral for this facility.

The Amended Credit Facility is subject to certain conditions and covenants customary for a facility of this nature. The Company is required to comply with certain financial covenants which include among others: maintaining an interest coverage ratio (maintain an interest ratio coverage calculated on a rolling four fiscal quarter basis) of not less than 4.00:1.00; a Net Total Debt (as defined in the facility) to EBITDA ratio (calculated on a rolling four fiscal quarters basis) of not more than 4.00:1.00; and a Net Senior Secured Debt (as defined in the facility) to EBITDA ratio (calculated on a rolling four fiscal quarters basis) of not more than 2.25:1.00. As at December 31, 2025, the Company was in compliance with all covenants under the Amended Credit Facility and the Credit Facility remained undrawn.